Crypto Assets - Schedule of Crypto Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Crypto Asset, Holding [Line Items]
Cost Basis	¥ 8,431
Fair Value	¥ 4,691	$ 680	¥ 0
Bitcoin
Crypto Asset, Holding [Line Items]
Quantity	5
Cost Basis	¥ 3,915
Fair Value	¥ 2,306
Ethereum
Crypto Asset, Holding [Line Items]
Quantity	160
Cost Basis	¥ 4,289
Fair Value	¥ 2,273
Solana
Crypto Asset, Holding [Line Items]
Quantity	200
Cost Basis	¥ 227
Fair Value	¥ 112